Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands				1 Months Ended
	Jan. 09, 2024	Nov. 06, 2023	Oct. 11, 2022	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2022
Schedule of Short-Term Borrowings [Abstract]
Brower	Ambow Education Inc.		Ambow Education Inc.
Lender	Cathay Bank		Cathay Bank
Borrowed Amount	$ 1,200		$ 1,500			$ 2,700	$ 1,200	$ 3,939	$ 1,500
Annual Interest Rate	6.00%	6.29%	6.29%
Repayment Due Date	Dec. 27, 2025	Oct. 11, 2024	Oct. 10, 2025	Dec. 27, 2025	Oct. 10, 2025